Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimates of Future Commitments	Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (1)	$60,458	$25,890	$12,434	$12,680	$12,894	$123,350	$247,706
Natural gas supply and service agreements (2)	97,983	71,485	51,892	45,828	40,147	198,234	505,569
Service agreements	75,445	64,981	54,811	56,233	54,407	248,746	554,623
Capital projects	4,399	—	—	—	—	—	4,399
Land easements and others	16,330	16,725	16,984	17,170	17,420	597,528	682,157
Total	$254,615	$179,081	$136,121	$131,911	$124,868	$1,167,858	$1,994,454
(1)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as at June 30, 2024. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(2)     Natural gas supply and service agreements: AQN’s natural gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.